                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                      SUPPLEMENT DATED FEBRUARY 9, 1998 TO
                RETAIL SHARES PROSPECTUS DATED NOVEMBER 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

     Effective May 1, 1998, the information under "Class A Fee Table" with respect to the California Intermediate Tax-Free Bond Fund is amended as follows:

                               CLASS A FEE TABLE

                                                                                                                      CALIFORNIA
                                      INCOME     VALUE               EMERGING   INTERMEDIATE-                        INTERMEDIATE
                                      EQUITY    MOMENTUM   GROWTH     GROWTH      TERM BOND      BOND     BALANCED     TAX-FREE
                                       FUND       FUND      FUND       FUND         FUND         FUND       FUND      BOND FUND
                                      -------   --------   -------   --------   -------------   -------   --------   ------------
                                      CLASS A   CLASS A    CLASS A   CLASS A       CLASS A      CLASS A   CLASS A      CLASS A
                                      SHARES     SHARES    SHARES     SHARES       SHARES       SHARES     SHARES       SHARES
                                      -------   --------   -------   --------   -------------   -------   --------   ------------
SHAREHOLDER TRANSACTION EXPENSES(a)
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)...................   4.50%      4.50%     4.50%      4.50%        3.00%        3.00%      4.50%        3.00%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price).....      0%         0%        0%         0%           0%           0%         0%           0%
Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)(b)....................      0%         0%        0%         0%           0%           0%         0%           0%
Redemption Fees (as a percentage of
  amount redeemed, if
  applicable)(c)....................      0%         0%        0%         0%           0%           0%         0%           0%
Exchange Fee(a).....................   $  0       $  0      $  0       $  0         $  0         $  0       $  0         $  0
ANNUAL OPERATING EXPENSES (as a
  percentage of net assets)
  Management Fees (after voluntary
    reduction)(d)...................   0.60%      0.60%     0.60%      0.80%        0.50%        0.50%      0.60%        0.20%
  12b-1 Fees (after voluntary
    reduction)(e)...................   0.25%      0.25%     0.25%      0.25%        0.00%        0.00%      0.25%        0.00%
  Other Expenses (after voluntary
    reduction)(f)...................   0.31%      0.21%     0.30%      0.23%        0.25%        0.25%      0.30%        0.27%
                                       ----       ----      ----       ----         ----         ----       ----         ----
  Total Fund Operating
    Expenses(g).....................   1.16%      1.06%     1.15%      1.28%        0.75%        0.75%      1.15%        0.47%
                                       ====       ====      ====       ====         ====         ====       ====         ====

---------------
Example: You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Income Equity Fund Class A Shares........................   $56        $80       $106        $180
Value Momentum Fund Class A Shares.......................   $55        $77       $101        $169
Growth Fund Class A Shares...............................   $56        $80       $105        $178
Emerging Growth Fund Class A Shares......................   $57        $84       $112        $193
Intermediate-Term Bond Fund Class A Shares...............   $37        $53       $ 70        $120
Bond Fund Class A Shares.................................   $37        $53       $ 70        $120
Balanced Fund Class A Shares.............................   $56        $80       $105        $178
California Intermediate Tax-Free Bond Fund Class A
  Shares.................................................   $35        $45       $ 56        $ 87

     The purpose of the tables above is to assist an investor in the Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Long-term shareholders of Class A Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Funds on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A Shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge of $15 is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.50% for the Class A Shares of the California Intermediate Tax-Free Bond Fund.

(e) As indicated under SERVICE ARRANGEMENTS -- the Distribution Plan below, the Distributor may voluntarily reduce the 12b-1 fee. Absent voluntary fee waivers, 12b-1 fees would 0.25% for the Intermediate-Term Bond Fund, Bond Fund and California Intermediate Tax-Free Bond Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

(f) Absent voluntary fee waivers, OTHER EXPENSES would be: 0.47% for the Class A Shares of the Growth Fund and the Balanced Fund, 0.48% for the Class A Shares of the Income Equity Fund and the Value Momentum Fund, 0.50% for the Class A Shares of the Emerging Growth Fund, 0.49% for the Class A Shares of the Intermediate-Term Bond Fund, 0.51% for the Class A Shares of the Bond Fund, and 0.52% for the Class A Shares of the California Intermediate Tax-Free Bond Fund.

(g) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be: 1.32% for the Class A Shares of the Growth Fund and the Balanced Fund, 1.33% for the Class A Shares of the Income Equity Fund and the Value Momentum Fund, and 1.55% for the Class A Shares of the Emerging Growth Fund, 1.24% for the Class A Shares of the Intermediate-Term Bond Fund, 1.26% for the Class A Shares of the Bond Fund and 1.27% for the Class A Shares of the California Intermediate Tax-Free Bond Fund.

HM-R-298

                                   HIGHMARK FUNDS

                                    EQUITY FUNDS
                                 FIXED INCOME FUNDS

                        SUPPLEMENT DATED FEBRUARY 9, 1998 TO
                FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 30, 1997

                      INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                      WITH THE PROSPECTUS FOR FUTURE REFERENCE

      CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

     Effective May 1, 1998, the information under "Fee Table" with respect to the California Intermediate Tax-Free Bond Fund is amended as follows:

                                   FEE TABLE

                                       VALUE                                                             CONVERTIBLE
                         INCOME      MOMENTUM     BLUE CHIP     GROWTH      EMERGING     INTERNATIONAL   SECURITIES
                       EQUITY FUND     FUND      GROWTH FUND     FUND      GROWTH FUND    EQUITY FUND       FUND
                        FIDUCIARY    FIDUCIARY    FIDUCIARY    FIDUCIARY    FIDUCIARY      FIDUCIARY      FIDUCIARY
                         SHARES       SHARES       SHARES       SHARES       SHARES         SHARES         SHARES
                       -----------   ---------   -----------   ---------   -----------   -------------   -----------
SHAREHOLDER
 TRANSACTION
 EXPENSES(a)
 Maximum Sales Load
   Imposed on
   Purchases (as a
   percentage of
   offering price)...        0%           0%           0%           0%           0%             0%             0%
 Maximum Sales Load
   Imposed on
   Reinvested
   Dividends (as a
   percentage of
   offering price)...        0%           0%           0%           0%           0%             0%             0%
 Deferred Sales Load
   (as a percentage
   of original
   purchase price or
   redemption
   proceeds, as
   applicable).......        0%           0%           0%           0%           0%             0%             0%
 Redemption Fees (as
   a percentage of
   amount redeemed,
   if
   applicable)(b)....        0%           0%           0%           0%           0%             0%             0%
 Exchange Fee(a).....     $  0         $  0         $  0         $  0         $  0           $  0           $  0

                                                                             CALIFORNIA
                       INTERMEDIATE-               GOVERNMENT               INTERMEDIATE
                         TERM BOND       BOND      SECURITIES   BALANCED      TAX-FREE
                           FUND          FUND         FUND        FUND       BOND FUND
                         FIDUCIARY     FIDUCIARY   FIDUCIARY    FIDUCIARY    FIDUCIARY
                          SHARES        SHARES       SHARES      SHARES        SHARES
                       -------------   ---------   ----------   ---------   ------------
SHAREHOLDER
 TRANSACTION
 EXPENSES(a)
 Maximum Sales Load
   Imposed on
   Purchases (as a
   percentage of
   offering price)...         0%            0%           0%          0%            0%
 Maximum Sales Load
   Imposed on
   Reinvested
   Dividends (as a
   percentage of
   offering price)...         0%            0%           0%          0%            0%
 Deferred Sales Load
   (as a percentage
   of original
   purchase price or
   redemption
   proceeds, as
   applicable).......         0%            0%           0%          0%            0%
 Redemption Fees (as
   a percentage of
   amount redeemed,
   if
   applicable)(b)....         0%            0%           0%          0%            0%
 Exchange Fee(a).....      $  0          $  0         $  0        $  0          $  0

                                       VALUE                                                             CONVERTIBLE
                         INCOME      MOMENTUM     BLUE CHIP     GROWTH      EMERGING     INTERNATIONAL   SECURITIES
                       EQUITY FUND     FUND      GROWTH FUND     FUND      GROWTH FUND    EQUITY FUND       FUND
                        FIDUCIARY    FIDUCIARY    FIDUCIARY    FIDUCIARY    FIDUCIARY      FIDUCIARY      FIDUCIARY
                         SHARES       SHARES       SHARES       SHARES       SHARES         SHARES         SHARES
                       -----------   ---------   -----------   ---------   -----------   -------------   -----------
ANNUAL OPERATING
 EXPENSES (as a
 percentage of net
 assets)
 Management Fees
   (after voluntary
   reduction)(c).....     0.60%        0.60%        0.60%        0.60%        0.80%          0.95%          0.60%
 12b-1 Fees..........        0%           0%           0%           0%           0%             0%             0%
 Other Expenses
   (after voluntary
   reduction)(d).....     0.31%        0.21%        0.22%        0.30%        0.23%          0.41%          0.25%
                          ----         ----         ----         ----         ----           ----           ----
 Total Fund Operating
   Expenses (after
   voluntary
   reduction)(e).....     0.91%        0.81%        0.82%        0.90%        1.03%          1.36%          0.85%
                          ====         ====         ====         ====         ====           ====           ====

                                                                             CALIFORNIA
                       INTERMEDIATE-               GOVERNMENT               INTERMEDIATE
                         TERM BOND       BOND      SECURITIES   BALANCED      TAX-FREE
                           FUND          FUND         FUND        FUND       BOND FUND
                         FIDUCIARY     FIDUCIARY   FIDUCIARY    FIDUCIARY    FIDUCIARY
                          SHARES        SHARES       SHARES      SHARES        SHARES
                       -------------   ---------   ----------   ---------   ------------
ANNUAL OPERATING
 EXPENSES (as a
 percentage of net
 assets)
 Management Fees
   (after voluntary
   reduction)(c).....      0.50%         0.50%        0.50%       0.60%         0.20%
 12b-1 Fees..........         0%            0%           0%          0%            0%
 Other Expenses
   (after voluntary
   reduction)(d).....      0.25%         0.25%        0.25%       0.30%         0.27%
                           ----          ----         ----        ----          ----
 Total Fund Operating
   Expenses (after
   voluntary
   reduction)(e).....      0.75%         0.75%        0.75%       0.90%         0.47%
                           ====          ====         ====        ====          ====

     EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Income Equity Fund Fiduciary Shares.........................   $ 9       $29       $50       $112
Value Momentum Fund Fiduciary Shares........................   $ 8       $26       $45       $100
Blue Chip Growth Fund Fiduciary Shares......................   $ 8       $26       $46       $101
Growth Fund Fiduciary Shares................................   $ 9       $29       $50       $111
Emerging Growth Fund Fiduciary Shares.......................   $11       $33       $57       $126
International Equity Fund Fiduciary Shares..................   $14       $43       $74       $164
Convertible Securities Fund Fiduciary Shares................   $ 9       $27       $47       $105
Intermediate-Term Bond Fund Fiduciary Shares................   $ 8       $24       $42       $ 93
Bond Fund Fiduciary Shares..................................   $ 8       $24       $42       $ 93
Government Securities Fund Fiduciary Shares.................   $ 8       $24       $42       $ 93
Balanced Fund Fiduciary Shares..............................   $ 9       $29       $50       $111
California Intermediate Tax-Free Bond Fund Fiduciary
  Shares....................................................   $ 5       $15       $26       $ 59

     The purpose of the tables above is to assist an investor in the Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------
(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Funds on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge of $15 is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be, 0.50% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.

(d) Absent voluntary fee waivers, OTHER EXPENSES would be 0.47% for the Fiduciary Shares of the Growth and Balanced Funds, 0.48% for the Fiduciary Shares of the Income Equity and Value Momentum Funds, 0.49% for the Fiduciary Shares of the Blue Chip Growth and Intermediate-Term Bond Funds, 0.50% for the Fiduciary Shares of the Emerging Growth Fund, 0.68% for the Fiduciary Shares of the International Equity Fund, 0.52% for the Fiduciary Shares of the Convertible Securities Fund, 0.51% for the Fiduciary Shares of the Bond Fund, 0.52% for the Fiduciary Shares of the Government Securities Fund and 0.52% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.

(e) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be: 1.07% for the Fiduciary Shares of the Growth and Balanced Funds, 1.08% for the Fiduciary Shares of the Income Equity and Value Momentum Funds, 1.09% for the Fiduciary Shares of the Blue Chip Growth Fund, 1.30% for the Fiduciary Shares of the Emerging Growth Fund, 1.63% for the Fiduciary Shares of the International Equity Fund, 1.12% for the Fiduciary Shares of the Convertible Securities Fund, 0.99% for the Fiduciary Shares of the Intermediate-Term Bond Fund, 1.01% for the Fiduciary Shares of the Bond Fund, 1.02% for the Fiduciary Shares of the Government Securities Fund and 1.02% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.
HMF 298-A

                                        3